Taxation on ordinary activities (Tables)	12 Months Ended
Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Summary of Taxation on Ordinary Activities

(a) Summary of taxation on ordinary activities

	2018 £m	2017 £m	2016 £m
		Revised

UK corporation tax	60	26	7

Comprising:

– current year tax expense	66	26	7

– adjustments in respect of prior periods	(6)	-	-

Overseas tax	2,455	1,617	1,395

Comprising:

– current year tax expense	2,460	1,615	1,382

– adjustments in respect of prior periods	(5)	2	13

Total current tax	2,515	1,643	1,402

Deferred tax	(374)	(9,772)	4

Comprising:

– deferred tax relating to origination and reversal of temporary differences	(304)	(152)	4

– deferred tax relating to changes in tax rates	(70)	(9,620)	-

	2,141	(8,129)	1,406

Summary of Factors Affecting Taxation Charge

The taxation charge differs from the standard 19% (2017: 19%; 2016: 20%) rate of corporation tax in the UK. The major causes of this difference are listed below:

	2018		2017		2016
				Revised

	£m	%	£m	%	£m	%

Profit before tax	8,351		29,527		6,245

Less: share of post-tax results of associates and joint ventures (see note 5)	(419)		(24,209)		(2,227)

	7,932		5,318		4,018

Tax at 19% (2017: 19%; 2016: 20%) on the above	1,507	19.0	1,010	19.0	804	20.0
Factors affecting the tax rate:
Tax at standard rates other than UK corporation tax rate	384	4.8	389	7.3	93	2.3
Other national tax charges	204	2.6	119	2.2	74	1.9
Permanent differences	7	0.1	40	0.8	143	3.6
Overseas tax on distributions	–	–	25	0.5	41	1.0
Overseas withholding taxes	155	1.9	191	3.6	200	5.0
Double taxation relief on UK profits	(35)	(0.4)	(29)	(0.5)	(8)	(0.2)
Unutilised/(utilised) tax losses	5	0.1	(38)	(0.7)	32	0.8
Adjustments in respect of prior periods	(11)	(0.1)	2	0.0	13	0.3
Deferred tax relating to changes in tax rates	(70)	(0.9)	(9,620)	(180.9)	–	–
Deemed US repatriation tax	–	–	34	0.6	–	–
Release of deferred tax on unremitted earnings of associates	–	–	(180)	(3.4)	–	–
Additional net deferred tax (credits)/charges	(5)	(0.1)	(72)	(1.4)	14	0.3
				0.0
				0.0
	2,141	27.0	(8,129)	(152.9)	1,406	35.0

Summary of Tax on Items Recognised Directly in Other Comprehensive Income

(f) Tax on items recognised directly in other comprehensive income

	2018 £m	2017 £m	2016 £m

Current tax	(8)	(4)	(53)

Deferred tax	(7)	(133)	70

(Charged)/credited to other comprehensive income	(15)	(137)	17